Capital and Reserves (Details) - USD ($)			6 Months Ended	12 Months Ended
	May 31, 2025	May 11, 2025	Jun. 30, 2025	Jun. 30, 2025	Jan. 23, 2025	Dec. 31, 2024
Capital and Reserves [Line Items]
Capital surplus	$ 690,112		$ 1,329,737
Share-Based Payment Arrangement, Expense			$ 170,263
Common shares issued	55,850	27,934	2,002,222	2,002,222
Reverse share split		1 to 20		1 to 20
Issuance, capital amount		$ 123,107
Ordinary share capital			$ 2,996	$ 2,996		$ 2,613
Senior Convertible Note [Member]
Capital and Reserves [Line Items]
Common shares issued			100,112	100,112
Reverse share split			1 to 20
Tumim Stone Capital, LLC [Member]
Capital and Reserves [Line Items]
Common shares issued	1,117,000
Reverse share split	1 to 20
Ordinary share capital					$ 12
Restricted Shares [Member]
Capital and Reserves [Line Items]
Capital surplus			$ 1,303,700
Common shares issued			353,232	353,232
Common Shares [Member]
Capital and Reserves [Line Items]
Common shares issued		558,677	7,999,996	7,999,996